Statement of Financial Position - USD ($)		Aug. 31, 2024	May 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Current Asset
Total Asset		$ 1
EQUITY AND LIABILITIES
Share capital		1
Accumulated losses		(6,303)
Capital Deficiency		(6,302)
Current Liabilities
Total Liabilities		6,303
Total Equity and Liabilities		$ 1
Alps Global Holding Berhad [Member]
Non-Current Assets
Property, plant and equipment				$ 2,591,861	$ 3,035,875
Right-of-use assets				480,123	467,515
Intangible assets				837,803	200,407
Other investments
Investment in associates				1,506,644	10,714
Total Non-Current Assets				5,416,431	3,714,511
Current Asset
Inventories				364,137	417,409
Trade receivables				74,016	20,887
Other receivables, deposits and prepayments				234,873	306,410
Amount due from associates				2,145	2,463
Tax recoverable				148,864	79,402
Cash and bank balances				460,467	261,814
Total Current Assets				1,284,502	1,088,385
Total Asset				6,700,933	4,802,896
EQUITY AND LIABILITIES
Share capital				13,531,607	11,089,838
Share application money					109,074
Merger reserves				(3,067,047)	(3,067,047)
Accumulated losses				(8,651,666)	(6,351,762)
Foreign translation reserve				(245,711)	(124,413)
Equity Attributable to the Owners of the Company				1,567,183	1,655,690
Non-controlling interests				(116,191)	(24,934)
Capital Deficiency				1,450,992	1,630,756
Non-Current Liabilities
Hire purchase liabilities					7,695
Lease liabilities				194,362	173,725
Deferred tax liabilities					7,797
Total Non-Current Liabilities				194,362	189,217
Current Liabilities
Trade payables				175,599	139,240
Other payables and accruals				956,063	271,790
Amount due to directors				3,610,711	2,190,149
Hire purchase liabilities				7,260	11,167
Lease liabilities				305,946	327,810
Tax liabilities					42,767
Total Current Liabilities				5,055,579	2,982,923
Total Liabilities				5,249,941	3,172,140
Total Equity and Liabilities				$ 6,700,933	$ 4,802,896
Alps Life Science Inc [Member]
EQUITY AND LIABILITIES
Share capital	[1]
Accumulated losses			(6,441)
Capital Deficiency			(6,441)
Current Liabilities
Total Liabilities			6,441
Total Equity and Liabilities

[1]	represent an amount of USD0.00001.